ORGANIZATION AND BASIS OF PRESENTATION - Contractual Agreements (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
BEST Network
Contractual Agreements
Interest-free loans	¥ 13,780
BEST Network | Exclusive Technical Support and Service Agreement
Contractual Agreements
Agreement term	20 years
BEST China | Exclusive Technical Services Agreement
Contractual Agreements
Agreement term	20 years
Contract renewable term	20 years
Hangzhou Baijia | Exclusive Technical Services Agreement
Contractual Agreements
Agreement term	20 years
Contract renewable term	20 years